Investment in associated companies - Book Value (Details) - USD ($) $ in Millions	Sep. 30, 2022	Feb. 23, 2022	Jan. 20, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Book value of Seadrill investment	$ 79	$ 64	$ (152)	$ 27	$ 24
Sonadrill
Schedule of Equity Method Investments [Line Items]
Book value of Seadrill investment	46			27	22
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Book value of Seadrill investment	$ 2			$ 0	$ 2